Schedule of Effective Income Tax Expense Reconciliation (Details) - USD ($)	12 Months Ended
	Jul. 31, 2015	Jul. 31, 2014
Statutory U.S. tax rate	$ (78,278)	$ (170,552)
Less: Valuation Allowance	464,966	171,227
Nondeductible/nontaxable items	78,530	0
Income Tax Expense (Benefit)	916,840	(113,932)
CHINA [Member]
Statutory Tax Rate	451,874	(113,932)
HONG KONG [Member]
Statutory Tax Rate	$ (252)	$ (675)